Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Basic
Net income attributable to common shareholders	$ 934	$ 675	$ 1,874	$ 1,522	$ 2,573	$ 2,806	$ 2,509
Weighted average common shares outstanding (in shares)					5,241,458	5,208,708
Basic earnings per share (in dollars per share)	$ 0.18	$ 0.13	$ 0.36	$ 0.29	$ 0.49	$ 0.54	$ 0.49
Diluted
Net income attributable to common shareholders	$ 934	$ 675	$ 1,874	$ 1,522	$ 2,573	$ 2,806	$ 2,509
Weighted average common shares outstanding (in shares)					5,241,458	5,208,708
Add: Dilutive stock options outstanding (in shares)					15,846	31,234
Average shares and dilutive potential common shares (in shares)					5,257,304	5,239,942
Diluted earnings per share (in dollars per share)	$ 0.17	$ 0.13	$ 0.35	$ 0.29	$ 0.49	$ 0.54	$ 0.48
Additional common stock option shares that have not been included due to their antidilutive effect (in shares)					38,000	93,503